Fair Value Measurements (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)
Assets:
Assets, Total	¥ 3,242,394	$ 471,587
Fair Value, Inputs, Level 1 [Member] | Short-term Investments- Wealth Management products [Member]
Assets:
Assets, Total	0		¥ 0
Fair Value, Inputs, Level 2 [Member] | Short-term Investments- Wealth Management products [Member]
Assets:
Assets, Total	37,170		37,220
Fair Value, Inputs, Level 3 [Member] | Short-term Investments- Wealth Management products [Member]
Assets:
Assets, Total	¥ 0		¥ 0